Borrowing and Credit Agreements	12 Months Ended
Dec. 31, 2012
Borrowing and Credit Agreements
Borrowing and Credit Agreements

7                 Borrowing and Credit Agreements

The following table is a summary of the Company’s borrowings as of December 31:

In millions	2012	2011
Commercial paper	$690	$750
4.875% senior notes due 2014	550	550
3.25% senior notes due 2015	550	550
6.125% senior notes due 2016	421	700
5.75% senior notes due 2017	1,310	1,750
6.6% senior notes due 2019	394	1,000
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	550
6.25% senior notes due 2027	1,000	1,000
Trust Preferred Securities	—	50
6.125% senior notes due 2039	1,500	1,500
5.75% senior notes due 2041	950	950
Enhanced Capital Advantage Preferred Securities due 2062(1)	41	42
2.75% senior notes due 2022	1,250	—
Mortgage notes payable	1	4
Capital lease obligations	171	168
	9,828	10,014

Less:
Short-term debt (commercial paper)	(690)	(750)
Current portion of long-term debt	(5)	(56)
	$9,133	$9,208

(1)         The Enhanced Capital Advantage Preferred Securities (“ECAPS”) had a stated rate of interest of 6.302% through June 1, 2012, at which time the rate converted to a variable rate which was 2.59% at December 31, 2012.

The Company had $690 million of commercial paper outstanding as of December 31, 2012. In connection with its commercial paper program, the Company maintains a $1.0 billion, three-year unsecured back-up credit facility, which expires on May 27, 2013, a $1.25 billion, four-year unsecured back-up credit facility, which expires on May 12, 2015, and a $1.25 billion, five-year unsecured back-up credit facility, which expires on February 17, 2017. The credit facilities allow for borrowings at various rates that are dependent, in part, on the Company’s public debt ratings and require the Company to pay a weighted average quarterly facility fee of approximately 0.05%, regardless of usage. As of December 31, 2012, there were no borrowings outstanding under the back-up credit facilities. The weighted average interest rate for short-term debt was 0.35% as of December 31, 2012 and 0.37% as of December 31, 2011.

On November 26, 2012, the Company issued $1.25 billion of 2.75% unsecured senior notes due December 1, 2022 (the “2012 Notes”) for total proceeds of approximately $1.24 billion, net of discounts and underwriting fees. The 2012 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2012 Notes were used for general corporate purposes and to repay certain corporate debt.

On November 26, 2012, the Company announced tender offers for any and all of the 6.6% Senior Notes due 2019, and up to a maximum amount of the 6.125% Senior Notes due 2016 and 5.75% Senior Notes due 2017, for up to an aggregate principal amount of $1.0 billion. In December 2012, the Company increased the aggregate principal amount of the tender offers to $1.325 billion and completed the repurchase for the maximum amount. The Company paid a premium of $332 million in excess of the debt principal in connection with the tender offers, wrote off $13 million of unamortized deferred financing costs and incurred $3 million in fees, for a total loss on the early extinguishment of debt of $348 million. The loss was recorded in income from continuing operations on the consolidated statement of income.

In connection with the Company’s acquisition of the UAM Medicare Part D Business in April 2011, the Company assumed $110 million of long-term debt in the form of Trust Preferred Securities that mature through 2037. During the years ended December 31, 2012 and 2011, the Company repaid $50 million and $60 million, respectively, of the Trust Preferred Securities at par.

On May 12, 2011, the Company issued $550 million of 4.125% unsecured senior notes due May 15, 2021 and issued $950 million of 5.75% unsecured senior notes due May 15, 2041 (collectively, the “2011 Notes”) for total proceeds of approximately $1.5 billion, net of discounts and underwriting fees. The 2011 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2011 Notes were used to repay commercial paper borrowings and certain other corporate debt, and were used for general corporate purposes.

In December 2011 and July 2012, the Company repurchased $958 million and $1 million of the principal amount of its ECAPS at par. The fees and write-off of deferred issuance costs associated with the early extinguishment of the ECAPS were de minimis. The remaining $41 million of outstanding ECAPS at December 31, 2012 are due in 2062. The ECAPS pay interest semi-annually and may be redeemed at any time, in whole or in part at a defined redemption price plus accrued interest.

On May 13, 2010, the Company issued $550 million of 3.25% unsecured senior notes due May 18, 2015 and issued $450 million of 4.75% unsecured senior notes due May 18, 2020 (collectively, the “2010 Notes”) for total proceeds of $991 million, which was net of discounts and underwriting fees. The 2010 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2010 Notes were used to repay a portion of the Company’s outstanding commercial paper borrowings and certain other corporate debt, and were used for general corporate purposes.

The credit facilities, back-up credit facilities, unsecured senior notes and ECAPS contain customary restrictive financial and operating covenants. The covenants do not materially affect the Company’s financial or operating flexibility.

The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2012 are $5 million in 2013, $555 million in 2014, $556 million in 2015, $427 million in 2016, and $1.3 billion in 2017.